Inventories (Details) - Schedule of Inventories - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Food, beverage and packaged products	¥ 38,253,329	¥ 52,713,996
Merchandise for e-commerce sales	2,659,789	14,164,790
Others	9,805,731	4,588,731
Total inventories	¥ 50,718,849	¥ 71,467,517